Description of Business (Details)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2013 GungHo Online Entertainment Incorporated	Jun. 24, 2008 GungHo Online Entertainment Incorporated	Apr. 01, 2008 GungHo Online Entertainment Incorporated
Description of Business
Number of subsidiaries	5
Description of business
Majority ownership interest in Gravity acquired during the period (as a percent)		59.31%	6.92%	52.39%
Number of segments	1